SHAREHOLDERS' EQUITY	12 Months Ended
Dec. 31, 2020
SHAREHOLDERS' EQUITY
SHAREHOLDERS' EQUITY

10.    SHAREHOLDERS’ EQUITY:

The company had one class of preferred and four share classes of common shares, as outlined below, during the years ended December 31, 2020 and 2019. The common share classes are displayed in aggregate on the Consolidated Balance Sheets and Consolidated Statements of Shareholders’ Equity (Deficit). At December 31, 2020, the Company has the authority to issue up to 1,420,866,545 shares of £0.00001 par value across the, A Ordinary, Ordinary and Deferred Shares (December 31, 2019 399,162,318 shares of £0.00001 par value across all the Preferred, A Ordinary, Ordinary, Deferred and Growth shares).

Preferred Shares

With the Adopted Articles of Association dated January 24, 2020, the Company removed the Preferred Shares from the share structure. The Preferred Shares have a par value of £0.00001 per share. Each share of the Company’s Preferred Shares entitled the holder to one vote on all matters to be voted upon by the Shareholders, but not to exceed 50% of voting rights. As of December 31, 2020 and 2019, the Company had no issued and outstanding preferred shares.

Common Shares

The company had four share classes of common shares, as outlined below, during the years ended December 31, 2020 and 2019. These share classes are displayed in aggregate on the Consolidated Balance Sheets and Consolidated Statements of Shareholders’ Equity (Deficit).

A Ordinary Shares: The A Ordinary Shares have a par value of £0.00001 per share. Each share of the Company’s A Ordinary Shares entitles the holder to one vote on all matters voted upon by the Shareholders, but not to exceed 49.99% as of December 31, 2020. A Ordinary Shares can be converted to Ordinary Shares upon notification to the Company. On liquidation or other return of capital event, holders of A Ordinary Shares will receive remaining proceeds after distribution is made to Deferred Shares and Ordinary Shares. As of December 31, 2020 and 2019, the Company had 878,743,822 and 84,935,990,  issued and outstanding shares, respectively.

Ordinary Shares: The Ordinary Shares have a par value of £0.00001 per share. Each share of the Company’s Ordinary Shares entitles the holder to one vote on all matters voted upon by the Shareholders, but not to exceed 49.99% of voting rights as of December 31, 2020. On liquidation or other return of capital event, holders of Ordinary Shares will receive sum equal to the aggregate Issue Price of all A shares plus £100. As of December 31, 2020 and 2019, the Company had 124,478,745 and 101,335,922,  issued and outstanding shares, respectively.

Deferred Shares: The Deferred Shares have a par value of £0.00001 per share. Deferred Shares have no voting rights. Deferred Shares can be purchased or redeemed and cancelled at any time. On liquidation or other return of capital event the holders of Deferred Shares, will first receive a total £1.00 for the entire class of Deferred Shares. As of December 31, 2020 and 2019, the Company had 204,513,996 and 817,392,  issued and outstanding shares, respectively.

Growth Shares: With the Adopted Articles of Association dated January 24, 2020, growth shares were removed from the share structure. The Growth Shares have a par value of £0.00001 per share . Growth shares had no voting rights. As of December 31, 2020 and 2019, the Company had 0  and 6,451,915,  issued and outstanding, respectively.

Share Reorganization

On June 26, 2019 the Company amended its articles of incorporation for a share reorganization. As a result, 67,115,785 A Ordinary shares with a nominal value of £0.00001 each were re- classified as Ordinary shares. Preferred ordinary shares of 14,889,137, with a nominal value of £0.00001, each were re-classified as Ordinary shares. The share re-classifications were achieved by way of Ordinary and Special resolutions passed by the directors of the Company. The nominal value of the new share capital remained at £0.00001 per share.

On January 24, 2020 the Company amended its articles of incorporate for a share reorganization. As a result, 6,451,915 of Growth Shares with a nominal value of £0.00001 each were re- classified as Ordinary shares. A ordinary shares of 137,310,817, with a nominal value of £0.00001, each were re-classified as Deferred shares. A ordinary shares of 83,076,695, with a nominal value of £0.00001, each were re-classified as Ordinary shares. Ordinary shares of 66,385,787 were reclassified as Deferred shares. In addition, the Growth Shares and Preferred Shares were no longer available for issuance after this share reorganization. The share re-classifications were achieved by way of Ordinary and Special resolutions passed by the directors of the Company. The nominal value of the new share capital remained at £0.00001 per share.

Dividends

In accordance with the adopted articles of association dated January 24, 2020, the profits which the Company may determine to distribute in respect of any financial period (the “Dividend”) will be distributed amongst the holders of the Equity Shares pro rata to their respective shares. The equity shares will be treated pari passu, as if the separate equity shares are constituted as one class of share. The amount of dividends distributed to a shareholder and its relevant connected persons is limited to 50% of the total amount of profits of the Company available for distribution. There have been no dividends declared to date.